Revenue and Expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Revenues and Expenses	Revenue and expenses
Revenues
The breakdown of Revenues for the years 2023, 2022 and 2021 is as follows:

Millions of euros	2023	2022	2021
Revenues from rendering of services	34,832	34,479	33,697
Lease revenues	71	76	127
Sale of goods	5,749	5,438	5,453
Total	40,652	39,993	39,277
"Revenues from sale of goods" mainly include the sale of mobile handsets, also including those corresponding to leases of terminals with a purchase option.
In 2023, "revenues from rendering of services" includes 212 million euros corresponding to insurance contracts related to the adoption of IFRS 17 on January 1, 2024 (see Note 3 o).
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2023	2022	2021
Own work capitalized	803	783	771
Gain on disposal of businesses	24	205	11,008
Gain on disposal of property, plant and equipment	257	582	478
Gain on disposal of intangible assets	2	1	7
Government grants	27	16	13
Other operating income	428	478	396
Total	1,541	2,065	12,673
"Gain on disposal of businesses" in 2022 mainly included the gain from the sale of fiber optics assets of Colombia Telecomunicaciones, amounting to 162 million euros and the gain from the establishment of the joint company for the deployment of fiber in the United Kingdom amounting to 20 million euros (see Note 10).
"Gain on disposal of businesses" in 2021 mainly included the gain from the sale of the towers division of Telxius (6,099 million euros, see Note 2), the gain generated in the constitution of the joint venture VMO2 (4,460 million euros, see Note 2), the gain from the sale of 60% of the shares of InfraCo, SpA (274 million euros) and the gain from the sale of Telefónica de Costa Rica (136 million euros).
"Gain on disposal of property, plant and equipment" includes the gains on sale and leaseback transactions, which amount to 105 million euros, 381 million euros and 263 million euros in 2023, 2022 and 2021, respectively (see Note 20).
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2023	2022	2021
Leases included in "Other expenses" (1)	68	86	80
Other external services	8,282	8,731	8,604
Taxes other than income tax	753	834	703
Change in trade provisions	734	693	660
Losses on disposal of fixed assets and changes in provisions for fixed assets	33	124	51
Goodwill impairment (Note 7)	58	—	416
Other operating expenses	370	273	462
Total	10,298	10,741	10,976
(1) Following the adoption of IFRS 16, only included short-term leases and leases of low-value or intangible assets (see Notes 9).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2022 included impairment losses of intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 77 million euros (see Notes 6 and 8).
“Taxes other than income tax” includes the outstanding credits related to the court decisions in favor of Telefónica Brasil which recognized the right to deduct the ICMS from the calculation base of the PIS and COFINS. The impact was 51 million euros reducing "Taxes other than income tax" in 2023 (73 million euros and 261 million euros in 2022 and 2021, respectively, see note 25).
Purchases and other contractual commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	3,571
1 to 3 years	4,470
3 to 5 years	1,754
More than 5 years	2,254
Total	12,049
The purchases and other contractual commitments in the table above include 1,123 million euros corresponding to power purchase agreements (PPAs), mainly of Telefónica Spain for the period from 2024 to 2031 and Telefónica Germany for the period from 2024 to 2035 and 2040 (see Note 29.d). The Group uses these contracts to purchase energy from sustainable sources, such as wind and solar, at generally fixed prices (see Note 3.l).
Commitments for short-term leases and low value leases amounted to 52 million euros as of December 31, 2023. In addition, the Group has lease collection commitments amounting to 7 million euros as of December 31, 2023.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2023, 2022 and 2021, together with total headcount at December 31 each year.

	2023		2022		2021
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	21,342	21,443	21,099	20,947	22,872	22,976
Telefónica United Kingdom	—	—	—	—	2,884	—
Telefónica Germany	7,232	7,367	7,029	7,099	7,375	7,056
Telefónica Brazil	35,118	35,519	34,275	34,846	33,987	34,343
Telefónica Hispam	29,715	29,087	30,232	29,994	31,806	30,717
Other companies	10,717	10,726	9,928	10,765	8,852	9,058
Total	104,124	104,142	102,563	103,651	107,776	104,150
At December 31, 2023, approximately 39% of the final headcount are women (approximately 39% at December 31, 2022).
At December 31, 2023, the number of employees with disabilities is 2,572 (1,482 employees at December 31, 2022), of which 462 employees are in Spain (314 employees in 2022).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2023	2022	2021
Property, plant and equipment (Note 8)	4,055	4,133	4,360
Intangible assets (Note 6)	2,583	2,599	2,388
Rights of use (Note 9)	2,159	2,064	1,649
Total	8,797	8,796	8,397
Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17.c) by (b) the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2023	2022	2021
(Loss) profit attributable to ordinary equity holders of the parent company	(892)	2,011	8,137
Adjustment for the coupon corresponding to perpetual subordinated obligations	(339)	(279)	(337)
Tax effect	85	70	84
Total (loss) profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	(1,146)	1,802	7,884

Number of shares (thousands)	2023	2022	2021 (*)
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,668,142	5,740,105	5,864,070
Telefónica, S.A. plans of rights over shares	47,435	23,096	10,098
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,715,577	5,763,201	5,874,168
(*) Revised data.
For the purposes of calculating the earnings per share (basic and diluted) attributable to equity holders of the parent, the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in resources, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividend (see Note 17.b).
Thus, basic and diluted (loss) earnings per share attributable to equity holders of the parent are as follows:

(Loss) earnings per share (euros)	2023	2022	2021
Basic	(0.20)	0.31	1.34
Diluted	(0.20)	0.31	1.34

Revenues and Expenses	Revenue and expenses
Revenues
The breakdown of Revenues for the years 2023, 2022 and 2021 is as follows:

Millions of euros	2023	2022	2021
Revenues from rendering of services	34,832	34,479	33,697
Lease revenues	71	76	127
Sale of goods	5,749	5,438	5,453
Total	40,652	39,993	39,277
"Revenues from sale of goods" mainly include the sale of mobile handsets, also including those corresponding to leases of terminals with a purchase option.
In 2023, "revenues from rendering of services" includes 212 million euros corresponding to insurance contracts related to the adoption of IFRS 17 on January 1, 2024 (see Note 3 o).
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2023	2022	2021
Own work capitalized	803	783	771
Gain on disposal of businesses	24	205	11,008
Gain on disposal of property, plant and equipment	257	582	478
Gain on disposal of intangible assets	2	1	7
Government grants	27	16	13
Other operating income	428	478	396
Total	1,541	2,065	12,673
"Gain on disposal of businesses" in 2022 mainly included the gain from the sale of fiber optics assets of Colombia Telecomunicaciones, amounting to 162 million euros and the gain from the establishment of the joint company for the deployment of fiber in the United Kingdom amounting to 20 million euros (see Note 10).
"Gain on disposal of businesses" in 2021 mainly included the gain from the sale of the towers division of Telxius (6,099 million euros, see Note 2), the gain generated in the constitution of the joint venture VMO2 (4,460 million euros, see Note 2), the gain from the sale of 60% of the shares of InfraCo, SpA (274 million euros) and the gain from the sale of Telefónica de Costa Rica (136 million euros).
"Gain on disposal of property, plant and equipment" includes the gains on sale and leaseback transactions, which amount to 105 million euros, 381 million euros and 263 million euros in 2023, 2022 and 2021, respectively (see Note 20).
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2023	2022	2021
Leases included in "Other expenses" (1)	68	86	80
Other external services	8,282	8,731	8,604
Taxes other than income tax	753	834	703
Change in trade provisions	734	693	660
Losses on disposal of fixed assets and changes in provisions for fixed assets	33	124	51
Goodwill impairment (Note 7)	58	—	416
Other operating expenses	370	273	462
Total	10,298	10,741	10,976
(1) Following the adoption of IFRS 16, only included short-term leases and leases of low-value or intangible assets (see Notes 9).
"Losses on disposal of fixed assets and changes in provisions for fixed assets" in 2022 included impairment losses of intangible assets and property, plant and equipment of Telefónica Argentina, for a total amount of 77 million euros (see Notes 6 and 8).
“Taxes other than income tax” includes the outstanding credits related to the court decisions in favor of Telefónica Brasil which recognized the right to deduct the ICMS from the calculation base of the PIS and COFINS. The impact was 51 million euros reducing "Taxes other than income tax" in 2023 (73 million euros and 261 million euros in 2022 and 2021, respectively, see note 25).
Purchases and other contractual commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	3,571
1 to 3 years	4,470
3 to 5 years	1,754
More than 5 years	2,254
Total	12,049
The purchases and other contractual commitments in the table above include 1,123 million euros corresponding to power purchase agreements (PPAs), mainly of Telefónica Spain for the period from 2024 to 2031 and Telefónica Germany for the period from 2024 to 2035 and 2040 (see Note 29.d). The Group uses these contracts to purchase energy from sustainable sources, such as wind and solar, at generally fixed prices (see Note 3.l).
Commitments for short-term leases and low value leases amounted to 52 million euros as of December 31, 2023. In addition, the Group has lease collection commitments amounting to 7 million euros as of December 31, 2023.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2023, 2022 and 2021, together with total headcount at December 31 each year.

	2023		2022		2021
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	21,342	21,443	21,099	20,947	22,872	22,976
Telefónica United Kingdom	—	—	—	—	2,884	—
Telefónica Germany	7,232	7,367	7,029	7,099	7,375	7,056
Telefónica Brazil	35,118	35,519	34,275	34,846	33,987	34,343
Telefónica Hispam	29,715	29,087	30,232	29,994	31,806	30,717
Other companies	10,717	10,726	9,928	10,765	8,852	9,058
Total	104,124	104,142	102,563	103,651	107,776	104,150
At December 31, 2023, approximately 39% of the final headcount are women (approximately 39% at December 31, 2022).
At December 31, 2023, the number of employees with disabilities is 2,572 (1,482 employees at December 31, 2022), of which 462 employees are in Spain (314 employees in 2022).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2023	2022	2021
Property, plant and equipment (Note 8)	4,055	4,133	4,360
Intangible assets (Note 6)	2,583	2,599	2,388
Rights of use (Note 9)	2,159	2,064	1,649
Total	8,797	8,796	8,397
Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 17.c) by (b) the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2023	2022	2021
(Loss) profit attributable to ordinary equity holders of the parent company	(892)	2,011	8,137
Adjustment for the coupon corresponding to perpetual subordinated obligations	(339)	(279)	(337)
Tax effect	85	70	84
Total (loss) profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	(1,146)	1,802	7,884

Number of shares (thousands)	2023	2022	2021 (*)
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,668,142	5,740,105	5,864,070
Telefónica, S.A. plans of rights over shares	47,435	23,096	10,098
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,715,577	5,763,201	5,874,168
(*) Revised data.
For the purposes of calculating the earnings per share (basic and diluted) attributable to equity holders of the parent, the weighted average number of shares outstanding is retrospectively adjusted for transactions that have changed the number of shares outstanding without a corresponding change in resources, as if such transactions had occurred at the beginning of the earliest period presented. Such is the case of the bonus share issues carried out to meet the scrip dividend (see Note 17.b).
Thus, basic and diluted (loss) earnings per share attributable to equity holders of the parent are as follows:

(Loss) earnings per share (euros)	2023	2022	2021
Basic	(0.20)	0.31	1.34
Diluted	(0.20)	0.31	1.34